Quarterly Holdings Report
for
Fidelity® Mid Cap Value K6 Fund
April 30, 2025
MCVK6-NPRT1-0625
1.9883981.107
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 1.5%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Cenovus Energy Inc (United States)	20,523	241,556
MEG Energy Corp	8,600	120,647
		362,203
Materials - 0.8%
Chemicals - 0.4%
Methanex Corp (United States)	7,169	224,318
Paper & Forest Products - 0.4%
Interfor Corp (a)	23,600	227,338
TOTAL MATERIALS		451,656

TOTAL CANADA		813,859
GERMANY - 0.9%
Health Care - 0.3%
Biotechnology - 0.3%
BioNTech SE ADR (a)	1,692	176,222
Industrials - 0.6%
Electrical Equipment - 0.6%
Siemens Energy AG (a)	3,800	293,298
TOTAL GERMANY		469,520
IRELAND - 0.4%
Industrials - 0.4%
Trading Companies & Distributors - 0.4%
AerCap Holdings NV	2,187	231,822
SPAIN - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA (b)(c)	7,963	322,257
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	9,379	264,206
UNITED STATES - 95.3%
Communication Services - 0.8%
Media - 0.8%
Liberty Broadband Corp Class C (a)	2,832	255,984
Nexstar Media Group Inc	1,551	232,123
		488,107
Consumer Discretionary - 8.2%
Automobile Components - 0.5%
Patrick Industries Inc	3,605	277,513
Diversified Consumer Services - 1.1%
Laureate Education Inc (a)	16,189	324,913
Service Corp International/US	3,779	301,942
		626,855
Hotels, Restaurants & Leisure - 0.5%
Hilton Grand Vacations Inc (a)	7,879	264,971
Household Durables - 1.6%
KB Home	4,853	262,207
Somnigroup International Inc	4,863	296,935
TopBuild Corp (a)	1,122	331,843
		890,985
Leisure Products - 0.5%
Hasbro Inc	4,329	267,965
Specialty Retail - 2.7%
Academy Sports & Outdoors Inc	2,930	110,402
Gap Inc/The (d)	14,039	307,455
Lithia Motors Inc Class A	881	257,922
Penske Automotive Group Inc	1,486	231,326
Signet Jewelers Ltd	4,681	277,583
Upbound Group Inc	12,178	242,342
		1,427,030
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd (a)	6,026	90,631
Crocs Inc (a)	3,327	320,789
PVH Corp	4,504	310,686
		722,106
TOTAL CONSUMER DISCRETIONARY		4,477,425

Consumer Staples - 7.5%
Beverages - 2.4%
Coca-Cola Consolidated Inc	396	536,901
Constellation Brands Inc Class A	1,919	359,889
Keurig Dr Pepper Inc	6,576	227,464
Primo Brands Corp Class A	5,826	190,335
		1,314,589
Consumer Staples Distribution & Retail - 2.7%
Albertsons Cos Inc Class A	8,977	197,314
Dollar Tree Inc (a)	3,604	294,699
Grocery Outlet Holding Corp (a)	16,468	276,498
US Foods Holding Corp (a)	9,952	653,449
		1,421,960
Food Products - 2.1%
Bunge Global SA	8,406	661,720
Darling Ingredients Inc (a)	7,606	244,837
JM Smucker Co	2,102	244,400
		1,150,957
Tobacco - 0.3%
Philip Morris International Inc	1,064	182,327
TOTAL CONSUMER STAPLES		4,069,833

Energy - 4.6%
Energy Equipment & Services - 0.4%
Weatherford International PLC	5,675	234,945
Oil, Gas & Consumable Fuels - 4.2%
Cheniere Energy Inc	2,273	525,313
Core Natural Resources Inc	1,700	122,756
Energy Transfer LP	32,998	545,787
Ovintiv Inc	8,484	284,893
Phillips 66	4,127	429,456
Targa Resources Corp	2,242	383,158
		2,291,363
TOTAL ENERGY		2,526,308

Financials - 17.0%
Banks - 3.7%
East West Bancorp Inc	3,510	300,281
First Citizens BancShares Inc/NC Class A	267	475,030
M&T Bank Corp	3,663	621,831
Webster Financial Corp	5,610	265,352
Western Alliance Bancorp	5,029	350,572
		2,013,066
Capital Markets - 2.7%
BGC Group Inc Class A	30,327	274,763
Charles Schwab Corp/The	2,924	238,013
Raymond James Financial Inc	2,515	344,656
State Street Corp	7,133	628,417
		1,485,849
Consumer Finance - 3.5%
Ally Financial Inc	10,041	327,939
Discover Financial Services	3,394	619,982
FirstCash Holdings Inc	1,744	233,626
OneMain Holdings Inc	8,583	404,002
SLM Corp	11,469	331,569
		1,917,118
Financial Services - 3.3%
Apollo Global Management Inc	3,103	423,497
Block Inc Class A (a)	2,700	157,869
Corebridge Financial Inc	11,452	339,323
NCR Atleos Corp (a)	6,130	171,150
PennyMac Financial Services Inc	4,981	485,349
Voya Financial Inc	3,516	208,147
		1,785,335
Insurance - 3.8%
American Financial Group Inc/OH	3,464	438,750
Hartford Insurance Group Inc/The	6,588	808,151
Reinsurance Group of America Inc	1,503	281,527
The Travelers Companies, Inc.	2,118	559,427
		2,087,855
TOTAL FINANCIALS		9,289,223

Health Care - 6.6%
Health Care Equipment & Supplies - 1.6%
Lantheus Holdings Inc (a)(d)	2,510	261,893
QuidelOrtho Corp (a)	10,890	302,633
Solventum Corp (a)	4,886	323,063
		887,589
Health Care Providers & Services - 4.5%
Acadia Healthcare Co Inc (a)	14,633	342,412
Centene Corp (a)	7,980	477,603
Cigna Group/The	1,031	350,581
CVS Health Corp	4,248	283,384
Henry Schein Inc (a)	4,788	311,076
Molina Healthcare Inc (a)	759	248,201
PACS Group Inc (a)	10,351	99,680
Tenet Healthcare Corp (a)	2,044	292,190
		2,405,127
Life Sciences Tools & Services - 0.5%
ICON PLC (a)	1,932	292,582
TOTAL HEALTH CARE		3,585,298

Industrials - 17.0%
Air Freight & Logistics - 0.8%
GXO Logistics Inc (a)(d)	12,708	460,538
Building Products - 2.1%
Builders FirstSource Inc (a)	3,691	441,554
Owens Corning	2,381	346,221
UFP Industries Inc	3,903	385,812
		1,173,587
Commercial Services & Supplies - 0.8%
Brink's Co/The	2,875	256,565
MillerKnoll Inc	12,414	203,590
		460,155
Construction & Engineering - 1.8%
Centuri Holdings Inc (a)(d)	18,041	324,016
EMCOR Group Inc	987	395,491
WillScot Holdings Corp	11,134	279,686
		999,193
Electrical Equipment - 0.8%
Regal Rexnord Corp	4,059	429,605
Ground Transportation - 2.1%
Ryder System Inc	2,772	381,622
Saia Inc (a)	500	122,000
U-Haul Holding Co Class N	5,148	282,110
XPO Inc (a)	3,453	366,432
		1,152,164
Machinery - 3.2%
Allison Transmission Holdings Inc	1,065	98,236
Atmus Filtration Technologies Inc	7,802	270,495
CNH Industrial NV Class A	29,736	344,046
Gates Industrial Corp PLC (a)	18,368	347,523
Oshkosh Corp	2,948	246,924
PACCAR Inc	2,216	199,905
Terex Corp	4,522	159,174
		1,666,303
Professional Services - 3.2%
Amentum Holdings Inc (d)	11,576	252,588
Concentrix Corp (d)	3,537	180,599
First Advantage Corp (a)(d)	17,565	247,667
Genpact Ltd	7,106	357,148
KBR Inc	4,809	253,963
SS&C Technologies Holdings Inc	5,448	411,869
		1,703,834
Trading Companies & Distributors - 2.2%
Core & Main Inc Class A (a)	3,860	203,345
GMS Inc (a)	2,408	176,409
Herc Holdings Inc (d)	1,747	191,192
Rush Enterprises Inc Class A	3,841	195,853
Wesco International Inc	2,817	459,058
		1,225,857
TOTAL INDUSTRIALS		9,271,236

Information Technology - 7.1%
Communications Equipment - 0.4%
Ciena Corp (a)	2,992	200,943
Electronic Equipment, Instruments & Components - 2.7%
Arrow Electronics Inc (a)	2,485	276,730
Avnet Inc	4,994	234,668
Coherent Corp (a)	4,009	257,859
Jabil Inc	2,313	338,993
TD SYNNEX Corp	3,175	351,790
		1,460,040
IT Services - 1.3%
Amdocs Ltd	2,614	231,548
ASGN Inc (a)	306	15,416
EPAM Systems Inc (a)	1,331	208,847
Kyndryl Holdings Inc (a)	8,498	275,506
		731,317
Semiconductors & Semiconductor Equipment - 1.3%
First Solar Inc (a)	2,837	356,951
ON Semiconductor Corp (a)	9,561	379,572
		736,523
Software - 0.4%
Progress Software Corp	3,300	197,867
Technology Hardware, Storage & Peripherals - 1.0%
Sandisk Corp/DE	2,000	64,220
Western Digital Corp (a)	11,287	495,048
		559,268
TOTAL INFORMATION TECHNOLOGY		3,885,958

Materials - 8.1%
Chemicals - 3.0%
Corteva Inc	8,594	532,742
Minerals Technologies Inc	5,245	270,589
Mosaic Co/The	10,037	305,125
Westlake Corp	5,511	509,382
		1,617,838
Construction Materials - 1.2%
CRH PLC	4,414	421,184
James Hardie Industries PLC ADR (a)	11,555	274,315
		695,499
Containers & Packaging - 2.0%
Graphic Packaging Holding CO	9,646	244,140
International Paper Co	6,727	307,289
Smurfit WestRock PLC	12,965	544,790
		1,096,219
Metals & Mining - 1.9%
Reliance Inc	1,995	575,019
Steel Dynamics Inc	3,418	443,349
		1,018,368
TOTAL MATERIALS		4,427,924

Real Estate - 10.0%
Health Care REITs - 2.1%
American Healthcare REIT Inc	14,177	457,633
Welltower Inc	4,479	683,451
		1,141,084
Industrial REITs - 1.8%
Americold Realty Trust Inc	10,719	207,305
Prologis Inc	4,582	468,281
Rexford Industrial Realty Inc	9,038	299,158
		974,744
Real Estate Management & Development - 1.1%
Compass Inc Class A (a)	28,290	218,399
Jones Lang LaSalle Inc (a)	1,797	408,656
		627,055
Residential REITs - 2.9%
Camden Property Trust	4,242	482,740
Sun Communities Inc	5,367	667,816
UDR Inc	9,200	385,295
		1,535,851
Specialized REITs - 2.1%
Iron Mountain Inc	2,510	225,072
Lamar Advertising Co Class A	1,700	193,476
Outfront Media Inc	13,458	203,620
Public Storage Operating Co	1,818	546,182
		1,168,350
TOTAL REAL ESTATE		5,447,084

Utilities - 8.4%
Electric Utilities - 5.3%
Constellation Energy Corp	978	218,524
Edison International	4,294	229,772
Evergy Inc	6,688	462,141
Eversource Energy	9,382	558,041
Exelon Corp	5,587	262,030
NRG Energy Inc	3,728	408,514
PG&E Corp	44,558	736,099
		2,875,121
Gas Utilities - 1.1%
UGI Corp	18,172	595,860
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The	24,937	249,370
Vistra Corp	1,410	182,778
		432,148
Multi-Utilities - 1.3%
Sempra	9,389	697,321
TOTAL UTILITIES		4,600,450

TOTAL UNITED STATES		52,068,846
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (a)	14,800	198,715
TOTAL COMMON STOCKS (Cost $51,287,605)		54,369,225

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	155,919	155,950
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	1,546,270	1,546,425
TOTAL MONEY MARKET FUNDS (Cost $1,702,375)			1,702,375

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $52,989,980)	56,071,600
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(1,450,399)
NET ASSETS - 100.0%	54,621,201

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $322,257 or 0.6% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $322,257 or 0.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	352,486	5,019,457	5,215,993	2,519	-	-	155,950	155,919	0.0%
Fidelity Securities Lending Cash Central Fund	434,900	2,895,993	1,784,468	1,969	-	-	1,546,425	1,546,270	0.0%
Total	787,386	7,915,450	7,000,461	4,488	-	-	1,702,375

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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